Subsequent Events - Additional Information (Detail) $ in Thousands	Jan. 09, 2026 USD ($) a	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Events After Reporting Period [Line Items]
Cash transferred		$ 113,317	$ 60,803
Major business combination [member] | Joe Hudsons Collision Center [Member]
Disclosure Of Events After Reporting Period [Line Items]
Cash transferred	$ 1,285,123
Number of locations added in business combination | a	258
Percentage increase in number of locations due to acquisitions	25.00%